Consolidated Statements of Changes in Shareholders' (Deficiency) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance		$ (3,565)	$ (1,419)
Comprehensive income (loss) for the period		2,472	(3,716)
Share-based compensation		487	244
Private placement proceeds (Note 14(b))		2,445	1,519
Issuance costs	$ (15)	(141)	(193)
Exercise of warrants		2,041
Balance	3,739	3,739	(3,565)
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance		209,296	208,406
Comprehensive income (loss) for the period
Share-based compensation
Private placement proceeds (Note 14(b))		2,445	1,115
Issuance costs		(254)	(225)
Exercise of warrants		2,041
Balance	213,528	213,528	209,296
Warrants [member]
IfrsStatementLineItems [Line Items]
Balance		791	493
Comprehensive income (loss) for the period
Share-based compensation
Private placement proceeds (Note 14(b))			404
Issuance costs		10	32
Exercise of warrants		(434)	(138)
Balance	367	367	791
Additional paid-in capital [member]
IfrsStatementLineItems [Line Items]
Balance		26,985	26,603
Comprehensive income (loss) for the period
Share-based compensation		487	244
Private placement proceeds (Note 14(b))
Issuance costs		103
Exercise of warrants		434	138
Balance	28,009	28,009	26,985
Accumulated other comprehensive income [member]
IfrsStatementLineItems [Line Items]
Balance		(156)	(141)
Comprehensive income (loss) for the period		9	(15)
Share-based compensation
Private placement proceeds (Note 14(b))
Issuance costs
Exercise of warrants
Balance	(147)	(147)	(156)
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Balance		(240,481)	(236,780)
Comprehensive income (loss) for the period		2,463	(3,701)
Share-based compensation
Private placement proceeds (Note 14(b))
Issuance costs
Exercise of warrants
Balance	$ (238,018)	$ (238,018)	$ (240,481)